Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision of income tax
	For the years ended December 31,
	2020	2019	2018
Current income tax provision	$1,538,273	$427,359	$506,513
Deferred income taxes benefit	(6,043)	-	-
Total	$1,532,230	$427,359	$506,513

Schedule of effective income tax rate reconciliation
	For the years ended December 31,
	2020	2019	2018
China Statutory income tax rate	25.0%	25.0%	25.0%
Losses in tax-exempted non-PRC entities	4.9%	-	-
Non-deductible expenses-permanent difference	-	0.1%	0.5%
Effective tax rate	29.9%	25.1%	25.5%

Schedule of tax payable
	December 31, 2020	December 31, 2019
VAT tax payable	$83,153	$6,855
Income tax payable	907,133	113,049
Other taxes payable	21,489	6,415
Total	$1,011,775	$126,319